Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

18. Commitments and contingencies

Operating lease as lessee

As disclosed in Note 2, the Group has adopted ASC Topic 842 on 1 January, 2019. Current and non-current portions of lease liabilities have been recorded as “Accrued expenses and other current liabilities” and “Other non-current liabilities” in the balance sheet as at December 31, 2023 and 2024, except for short-term leases.

Short-term borrowings

As of December 31, 2024, the Group had short-term borrowings amounting to RMB328,500,000, such borrowings will be repaid with interests amounting to RMB2,653,075 in 2025. Interest payments are calculated using the interest rate as of December 31, 2024.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is a party that will have a material effect on its business or financial condition.